Other Financial Assets and Liabilities - Summary of Financial Assets at Fair Value Through Profit or Loss (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Equity Instruments	₩ 1,029,926	₩ 939,661
Less: non-current	(826,708)	(782,143)
Current	203,218	157,518
Equity Instruments Listed [member]
Disclosure of financial assets [line items]
Equity Instruments	5,620	13,911
Equity Instruments Unlisted [member]
Disclosure of financial assets [line items]
Equity Instruments	47,227	42,185
Debt instruments [member]
Disclosure of financial assets [line items]
Equity Instruments	971,805	880,549
Derivatives held for trading [member]
Disclosure of financial assets [line items]
Equity Instruments	₩ 5,274	₩ 3,016